Earnings per ordinary share - Summary of earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Amount
Basic earnings	€ 7,745	€ 3,161
Basic earnings from continuing operations, amount	7,745	3,161
Diluted earnings, amount	7,745	3,161
Diluted earnings from continuing operations, amount	€ 7,745	€ 3,161
Weighted average number of ordinary shares outstanding during the period
Basic earnings	3,765.3	3,901.9
Stock option and share plans	1.4	1.6
Total effect of dilutive instruments	1.4	1.6
Diluted earnings	3,766.7	3,903.5
Per ordinary share
Basic earnings	€ 2.06	€ 0.81
Basic earnings from continuing operations	2.06	0.81
Diluted earnings	2.06	0.81
Diluted earnings from continuing operations	€ 2.06	€ 0.81